SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Accounting Policies [Abstract]
Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
The weighted-average Black-Scholes assumptions are as follows:

	For The Three Months Ended March 31,
	2015	2014
Expected life	2 years	1 year
Risk free interest rate	0.65%	0.13%
Expected volatility	80%	132%
Expected dividend yield	0%	0%

The weighted-average Black-Scholes assumptions are as follows:

	For The Years Ended December 31,
	2014	2013
Expected life	6 years	N/A
Risk free interest rate	2.37%	N/A
Expected volatility	80%	N/A
Expected dividend yield	0%	N/A

Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share [Table Text Block]
  Potentially dilutive securities are excluded from the computation of diluted net loss per share as their inclusion would be anti-dilutive and consist of the following:

	March 31,	March 31,
	2015	2014
Warrants	7,936,391	36,542
Options	3,340,959	163,971
Convertible notes	-	210,000
Totals	11,277,350	410,513

Potentially dilutive securities are excluded from the computation of diluted net loss per share as their inclusion would be anti-dilutive and consist of the following:

	December 31,	December 31,
	2014*	2013
Preferred Stock Series B	5,400,000	-
Warrants	933,617	15,596
Options	2,609,811	163,971
Totals	8,943,428	179,567

*  December 31, 2014, excludes the impact of the 2,700,000 shares underlying the put agreements discussed in Note 10 in which the Company exercised its rights under such agreements on October 17, 2014. The 2,700,000 shares were held in escrow as of December 31, 2014 (see Note 12).